Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS, INC.

BMO Mid-Cap Value Fund	BMO Ultra Short Tax-Free Fund
BMO Mid-Cap Growth Fund	BMO Short Tax-Free Fund
BMO Small-Cap Value Fund	BMO Intermediate Tax-Free Fund
BMO Small-Cap Core Fund	BMO Tax-Free Money Market Fund
BMO Small-Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 4, 2016 to the Prospectus dated December 29, 2015, as supplemented

The portfolio management teams for the Funds have experienced certain changes. The Prospectus is revised as set forth below to reflect these changes.

Portfolio Management Teams and Investment Strategies

The information in the Prospectus under “Fund Summary – BMO Mid-Cap Value Fund – Principal Investment Strategies” is replaced with the following:

Principal Investment Strategies

The Fund invests at least 80% of its assets in value-oriented common stocks of medium-sized U.S. companies similar in size, at the time of purchase, to those within the Russell Midcap® Value Index. The largest company by market capitalization in the Russell Midcap® Value Index was approximately $27.8 billion as of October 31, 2015 and the median market capitalization of companies in the Index as of the same period was $5.8 billion.

The Adviser selects stocks using a unique, value-oriented approach which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the Adviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the Adviser’s investment process begins with the use of tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team’s qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

The information in the Prospectus under “Fund Summary – BMO Mid-Cap Value Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. David Corris and Thomas Lettenberger have co-managed the Fund since October 2016. Mr. Corris, a Director and Portfolio Manager of the Adviser, joined the Adviser in 2008. Mr. Lettenberger, a Director and Portfolio Manager of the Adviser, joined the Adviser in 2005.

The information in the Prospectus under “Fund Summary – BMO Mid-Cap Growth Fund – Principal Investment Strategies” is replaced with the following:

Principal Investment Strategies

The Fund invests at least 80% of its assets in growth-oriented common stocks of medium-sized U.S. companies similar in size, at the time of purchase, to those within the Russell Midcap® Growth Index. The largest company by market capitalization in the Russell Midcap® Growth Index was approximately $31.6 billion as of October 31, 2015 and the median market capitalization of companies in the Index as of the same period was $6.9 billion.

The Adviser selects stocks using a unique, growth-oriented approach which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the Adviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the Adviser’s investment process begins with the use of tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team’s qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

The information in the Prospectus under “Fund Summary – BMO Mid-Cap Growth Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. David Corris and Thomas Lettenberger have co-managed the Fund since October 2016. Mr. Corris, a Director and Portfolio Manager of the Adviser, joined the Adviser in 2008. Mr. Lettenberger, a Director and Portfolio Manager of the Adviser, joined the Adviser in 2005.

The information in the Prospectus under “Fund Summary – BMO Small-Cap Value Fund – Principal Investment Strategies” is replaced with the following:

Principal Investment Strategies

The Fund invests at least 80% of its assets in value-oriented common stocks of small-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 2000® Value Index. The largest company by market capitalization in the Russell 2000® Value Index was approximately $4.8 billion as of October 31, 2015 and the median market capitalization of companies in the Index as of the same period was $640 million.

The Adviser selects stocks using a unique, value-oriented approach which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the Adviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the Adviser’s investment process begins with the use of tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team’s qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

The information in the Prospectus under “Fund Summary – BMO Small-Cap Value Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. David Corris and Thomas Lettenberger have co-managed the Fund since October 2016. Mr. Corris, a Director and Portfolio Manager of the Adviser, joined the Adviser in 2008. Mr. Lettenberger, a Director and Portfolio Manager of the Adviser, joined the Adviser in 2005.

The information in the Prospectus under “Fund Summary – BMO Small-Cap Core Fund – Principal Investment Strategies” is replaced with the following:

Principal Investment Strategies

The Fund invests at least 80% of its assets in a broadly diversified portfolio of common stocks of small-cap U.S. companies similar in size to those within the Russell 2000® Index. These small-cap companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell 2000® Index. The largest company by market capitalization in the Russell 2000® Index was approximately $5.8 billion as of October 31, 2015, and the median market capitalization of companies in the Index as of the same period was $729 million.

The Adviser selects stocks using a unique approach which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics within the small-cap universe. In general, the Adviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the Adviser’s investment process begins with the use of tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team’s qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

The information in the Prospectus under “Fund Summary – BMO Small-Cap Growth Fund – Principal Investment Strategies” is replaced with the following:

Principal Investment Strategies

The Fund invests at least 80% of its assets in growth-oriented common stocks of small-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 2000® Growth Index. The largest company by market capitalization in the Russell 2000® Growth Index was approximately $5.8 billion as of October 31, 2015 and the median market capitalization of companies in the Index as of the same period was $796 million.

The Adviser selects stocks using a unique, growth-oriented approach which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the Adviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the Adviser’s investment process begins with the use of tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team’s qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

The information in the Prospectus under “Fund Summary – BMO Small-Cap Growth Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. David Corris and Thomas Lettenberger have co-managed the Fund since October 2016. Mr. Corris, a Director and Portfolio Manager of the Adviser, joined the Adviser in 2008. Mr. Lettenberger, a Director and Portfolio Manager of the Adviser, joined the Adviser in 2005.

The information in the Prospectus under “Fund Summary – BMO Ultra Short Tax-Free Fund – Management of the Fund – Portfolio Managers,” “Fund Summary – BMO Short Tax-Free Fund – Management of the Fund – Portfolio Managers,” and “Fund Summary – BMO Intermediate Tax-Free Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. Robert Wimmel, Thomas Byron, and Brian Sipich are co-portfolio managers of the Fund. Mr. Wimmel, Portfolio Manager and Head of Municipal Fixed Income at the Adviser, joined the Adviser in 2015 and has co-managed the Fund since August 2015. Mr. Byron, Portfolio Manager at the Adviser, joined the Adviser in 2015 and has co-managed the Fund since October 2015. Mr. Sipich, Portfolio Manager at the Adviser, joined the Adviser in 2015 and has co-managed the Fund since October 2016.

The information in the Prospectus under “Fund Summary – BMO Tax-Free Money Market Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. Peter J. Arts, Boyd R. Eager, Robert Wimmel, Thomas Byron, and Brian Sipich co-manage the Fund. Mr. Arts, Head of Taxable Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1994 and has co-managed the Fund since May 2015. Mr. Eager, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 1996 and has co-managed the Fund since May 2015. Mr. Wimmel, Portfolio Manager and Head of Municipal Fixed Income at the Adviser, joined the Adviser in 2015 and has co-managed the Fund since October 2016. Mr. Byron, Portfolio Manager at the Adviser, joined the Adviser in 2015 and has co-managed the Fund since October 2016. Mr. Sipich, Portfolio Manager at the Adviser, joined the Adviser in 2015 and has co-managed the Fund since October 2016.

The information regarding BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, and BMO Small-Cap Growth Fund in the Prospectus under “BMO Funds Information – Portfolio Managers” is replaced with the following:

David Corris and Thomas Lettenberger co-manage the BMO MID-CAP VALUE FUND, BMO MID-CAP GROWTH FUND, BMO SMALL-CAP VALUE FUND, and BMO SMALL-CAP GROWTH FUND. Both members of the team share investment decision making responsibilities with respect to each Fund. Mr. Corris, a Director and Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed each Fund since October 2016. He is a CFA Charterholder. Mr. Lettenberger, a Director and Portfolio Manager of the Adviser, joined the Adviser in 2005 and has co-managed each Fund since October 2016. He is a CFA Charterholder.

The information regarding BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, and BMO Intermediate Tax-Free Fund in the Prospectus under “BMO Funds Information – Portfolio Managers” is replaced with the following:

Robert Wimmel, Thomas Byron, and Brian Sipich co-manage BMO ULTRA SHORT TAX-FREE FUND, BMO SHORT TAX-FREE FUND, and BMO INTERMEDIATE TAX-FREE FUND. All members of the team share investment decision making responsibilities with respect to each Fund. Mr. Wimmel, Portfolio Manager and Head of Municipal Fixed Income at the Adviser, joined the Adviser in 2015. He has managed the ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, and INTERMEDIATE TAX-FREE FUND since August 2015. Previously, Mr. Wimmel was Head of Investment Grade Municipals at Invesco Advisers and held various positions there since 1996. Mr. Byron, Portfolio Manager at the Adviser, joined the Adviser in 2015. He has managed the ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, and INTERMEDIATE TAX-FREE FUND since October 2015. Previously, Mr. Byron was a Portfolio Manager at Invesco Advisers since 2010 and served in various positions at Van Kampen Asset Management or its affiliates from 1981 to 2010. Mr. Sipich, Portfolio Manager at the Adviser, joined the Adviser in 2015. He has co-managed the ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, and INTERMEDIATE TAX-FREE FUND since October 2016. Previously, Mr. Sipich was a quantitative analyst at Invesco Advisers and held various positions there since 2008. He is a CFA Charterholder.

The information regarding BMO Tax-Free Money Market Fund in the Prospectus under “BMO Funds Information – Portfolio Managers” is replaced with the following:

Peter J. Arts, Boyd R. Eager, Robert Wimmel, Thomas Byron, and Brian Sipich co-manage the BMO TAX-FREE MONEY MARKET FUND. All members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts, Head of Taxable Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1994 and has co-managed the Fund since May 2015. Mr. Eager, a Director and a Senior Portfolio Manager of the Adviser, joined the Adviser in 1996 and has co-managed the Fund since May 2015. The biographical information for Mr. Wimmel, Mr. Byron, and Mr. Sipich is described above.

Tax and Turnover Considerations

The Adviser expects to implement revised investment strategies for the BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, and BMO Small-Cap Growth Fund and begin transitioning each Fund’s portfolio to reflect the revised investment strategies immediately, utilizing its existing trading procedures to seek best execution and tax efficiency.

The Adviser expects that during this transition period, certain of the Fund’s existing holdings will be sold and replaced by new securities, resulting in higher than normal portfolio turnover, trading costs, and net realized capital gains, which each Fund will be required to distribute to its shareholders. The distribution of net capital gains may result in additional income taxes for shareholders who do not hold their shares through a tax-deferred account, such as a 401(k) plan, 529 plan, or an individual retirement account.

As of October 4, 2016, the Adviser estimates that the Funds had unrealized net long-term capital gains and unrealized net short-term capital gains, taking into account any capital loss carryforwards, as follows, respectively: BMO Mid-Cap Value Fund ($64,360,686 and $3,143,819), BMO Mid-Cap Growth Fund ($26,384,524 and $3,667,950), BMO Small-Cap Value Fund ($5,850,510 and $3,166,666), and BMO Small-Cap Growth Fund ($1,804,566 and $0). The Adviser anticipates that each Fund will realize most, if not all, of those capital gains on October 5, 2016, as a result of the sale of many of the Fund’s existing holdings. The Adviser also anticipates that most, if not all, of those capital gains will be distributed on or about October 11, 2016, to shareholders of record of the Fund on October 6, 2016. You should consult your tax adviser for further information about federal, state and local tax consequences relative to your specific situation.

Management Fee and Expense Limitations – Small-Cap Growth Fund

Effective immediately, the management fee and expense limitations for the Small-Cap Growth Fund will be reduced. The “Fees and Expenses of the Fund” and “Example” sections under “Fund Summary – BMO Small-Cap Growth Fund” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.69%	0.69%
Distribution (12b-1) Fees	None	None
Other Expenses(1)	0.47%	0.22%
Total Annual Fund Operating Expenses(2)	1.16%	0.91%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.24% for Class Y and 0.99% for Class I through December 31, 2017. This expense limitation agreement may not be terminated prior to December 31, 2017 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I
1 Year	$118	$93
3 Years	$368	$290
5 Years	$638	$504
10 Years	$1,409	$1,120

The information regarding the investment advisory fees paid by the Equity Funds under “BMO Funds Information – Advisory Fees” is replaced with the following:

Advisory Fees. The Adviser is entitled to receive from each Fund an investment advisory fee equal to a percentage of each Fund’s average daily net assets (ADNA) at the rates, and subject to reduction at breakpoints for each Fund as shown in the following tables.

Effective October 4, 2016 for the Small-Cap Growth Fund and June 1, 2015 for all other EQUITY FUNDS (except Large-Cap Value, Large-Cap Growth and Small-Cap Core), INTERNATIONAL and GLOBAL FUNDS (except Disciplined International Equity and TCH Emerging Markets Bond) the following fee schedules were in effect:

	Advisory Fee (as % of each Fund’s ADNA)
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity	0.50%	0.49%	0.45%	0.40%
Dividend Income	0.50	0.49	0.45	0.40
Mid-Cap Value	0.685	0.67	0.57	0.51
Mid-Cap Growth	0.685	0.67	0.57	0.51
Small-Cap Value	0.685	0.68	0.62	0.61
Small-Cap Growth	0.685	0.68	0.62	0.61
Global Low Volatility Equity	0.65	0.64	0.60	0.55
Pyrford International Stock	0.735	0.72	0.62	0.56
LGM Emerging Markets Equity	0.90	0.89	0.85	0.80

Thank you for your investment in the BMO Funds. Please contact BMO Funds U.S. Services at 1-800-236-FUND for additional information.

Please retain this supplement with your Prospectus for future reference.